Inventories - Inventories consist (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Inventories
Investigational products	¥ 0	$ 0	¥ 27,237